16. Borrowings and financing	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings and financing
Borrowings and financing outstanding balance	December 31, 2019			December 31, 2018
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10th issue debentures	41,021	-	41,021	42,493	40,194	82,687
12th issue debentures	45,450	203,829	249,279	45,450	249,249	294,699
14th issue debentures	41,940	63,012	104,952	41,270	103,005	144,275
15th issue debentures	-	-	-	359,394	-	359,394
17th issue debentures	289,211	263,226	552,437	279,100	532,691	811,791
18th issue debentures	34,239	133,679	167,918	33,469	165,267	198,736
20th issue debentures	-	-	-	248,334	-	248,334
21th issue debentures	150,000	349,660	499,660	-	499,604	499,604
22th issue debentures	-	765,689	765,689	-	756,040	756,040
23th issue debentures	-	864,603	864,603	-	-	-
24th issue debentures	-	395,855	395,855	-	-	-
Brazilian Federal Savings Bank	83,519	1,341,660	1,425,179	75,223	1,266,592	1,341,815
Brazilian Development Bank - BNDES BAIXADA SANTISTA	-	-	-	16,899	-	16,899
Brazilian Development Bank - BNDES PAC	11,184	27,854	39,038	11,227	39,169	50,396
Brazilian Development Bank - BNDES PAC II 9751	6,990	40,685	47,675	4,364	18,811	23,175
Brazilian Development Bank - BNDES PAC II 9752	3,913	24,457	28,370	3,186	23,100	26,286
Brazilian Development Bank - BNDES ONDA LIMPA	23,704	100,582	124,286	23,632	123,875	147,507
Brazilian Development Bank - BNDES TIETÊ III	52,874	383,191	436,065	30,589	252,197	282,786
Brazilian Development Bank - BNDES 2015	31,712	460,646	492,358	31,615	490,729	522,344
Brazilian Development Bank - BNDES 2014	4,659	25,411	30,070	-	-	-
Leases (Concession Agreements, Program Contracts and Contract Assets)	27,314	432,357	459,671	19,077	549,589	568,666
Leases (Others)	51,088	23,365	74,453	-	-	-
Other	1,665	8,207	9,872	1,380	8,163	9,543
Interest and charges	77,460	-	77,460	98,410	-	98,410
Total in local currency	977,943	5,907,968	6,885,911	1,365,112	5,118,275	6,483,387
Borrowings and financing outstanding balance	December 31, 2019			December 31, 2018
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$61,668 thousand (US$71,947 thousand in December 2018)	41,428	207,140	248,568	39,826	238,954	278,780
Inter-American Development Bank - BID 2202 – US$510,573 thousand (US$544,457 thousand in December 2018)	128,623	1,914,298	2,042,921	124,098	1,969,565	2,093,663
International Bank of Reconstruction and Development -BIRD – US$88,871 thousand (US$91,286 thousand in December 2018)	24,505	330,898	355,403	11,779	341,646	353,425
Deutsche Bank – (US$75,000 thousand in December 2018)	-	-	-	288,479	-	288,479
Eurobonds – US$350,000 thousand (US$350,000 thousand in December 2018)	1,409,921	-	1,409,921	-	1,354,532	1,354,532
JICA 15 – ¥11,524,300 thousand (¥12,676,730 thousand in December 2018)	42,813	385,315	428,128	40,646	406,462	447,108
JICA 18 – ¥10,361,600 thousand (¥11,397,760 thousand in December 2018)	38,493	346,237	384,730	36,545	365,230	401,775
JICA 17 – ¥2,830,420 thousand (¥1,826,957 thousand in December 2018)	12,466	91,845	104,311	11,835	51,786	63,621
JICA 19 – ¥31,736,565 thousand (¥31.561.726 thousand in December 2018)	67,372	1,109,644	1,177,016	64,028	1,047,081	1,111,109
BID 1983AB – US$40,769 thousand (US$58,462 thousand in December 2018)	71,312	91,521	162,833	68,554	155,653	224,207
Interest and charges	44,967	-	44,967	52,710	-	52,710
Total in foreign currency	1,881,900	4,476,898	6,358,798	738,500	5,930,909	6,669,409

Total borrowings and financing	2,859,843	10,384,866	13,244,709	2,103,612	11,049,184	13,152,796

Exchange rate as of December 31, 2019: US$4.0307; ¥0.03715 (as of December 31, 2018: US$3.8748; ¥0.03527).

As of December 31, 2019, the Company did not have balances of borrowings and financing, raised during the year, to mature within 12 months.

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75 (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
21th issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22th issue debentures	Own funds	2025	CDI +0.58 (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23th issue debentures	Own funds	2027	CDI +0.63 (Series 1) and CDI + 0.49% (Series 2)
24th issue debentures	Own funds	2029	3.20 (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
Brazilian Federal Savings Bank	Own funds	2020/2039	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+2.15%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.5%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP+1.76%
Leases (Concession Agreements, Program Contracts and Contract Assets)		2035	7.73% to 10.12%	IPC
Leases (Others)		2023	6.01% to 9.84%
Other	Own funds	2025	3% (FEHIDRO) and TJLP + 1.5% (FINEP)

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$61,668 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 2202 - US$510,573 thousand	Government	2035	3.42% (*)	US$
International Bank for Reconstruction and Development - BIRD US$88,871 thousand	Government	2034	2.85% (*)	US$
Eurobonds – US$350,000 thousand	-	2020	6.25%	US$
JICA 15 – ¥11,524,300 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥10,361,600 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥2,830,420 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥31,736,565 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$40,769 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

(i)       Payment schedule – book value as of December 31, 2019

	2020	2021	2022	2023	2024	2025	2026 to 2040	TOTAL
LOCAL CURRENCY
Debentures	601,861	484,363	563,291	366,330	700,583	280,062	644,924	3,641,414
Brazilian Federal Savings Bank	83,519	87,951	92,727	85,554	84,289	89,569	901,570	1,425,179
BNDES	135,036	134,584	134,584	128,886	123,400	105,460	435,912	1,197,862
Leases (Concession Agreements, Program Contracts and Contract Assets)	27,314	29,093	31,063	33,711	36,697	39,951	261,842	459,671
Leases (Others)	51,088	22,630	678	57	-	-	-	74,453
Other	1,665	1,865	1,865	1,825	1,384	1,268	-	9,872
Interest and charges	77,460	-	-	-	-	-	-	77,460
TOTAL IN LOCAL CURRENCY	977,943	760,486	824,208	616,363	946,353	516,310	2,244,248	6,885,911
FOREIGN CURRENCY
BID	170,051	170,051	170,051	170,051	170,051	170,051	1,271,183	2,291,489
BIRD	24,505	24,505	24,505	24,505	24,505	24,505	208,373	355,403
Eurobonds	1,409,921	-	-	-	-	-	-	1,409,921
JICA	161,144	154,857	154,857	154,857	154,857	154,857	1,158,756	2,094,185
BID 1983AB	71,312	31,005	31,005	29,511	-	-	-	162,833
Interest and charges	44,967	-	-	-	-	-	-	44,967
TOTAL IN FOREIGN CURRENCY	1,881,900	380,418	380,418	378,924	349,413	349,413	2,638,312	6,358,798
Overall Total	2,859,843	1,140,904	1,204,626	995,287	1,295,766	865,723	4,882,560	13,244,709

(ii)       Changes

	December 31, 2018	Addition as per IFRS 16	Funding	Borrowing costs	Monetary variation and exchange rate changes	Inflation adjustment / exchange rate changes - Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized	Amortization of borrowing costs	December 31, 2019

LOCAL CURRENCY
Debentures	3,486,861	-	1,266,755	(11,814)	42,692	-	(234,307)	(1,055,623)	195,586	17,233	3,845	3,711,228
Brazilian Federal Savings Bank	1,345,684	-	162,767	-	-	-	(109,128)	(79,404)	74,421	34,910	-	1,429,250
BNDES	1,072,605	-	256,981	(628)	2,082	826	(83,419)	(131,026)	60,644	23,112	234	1,201,411
Leases (Concession Agreements, Program Contracts and Contract Assets)	568,666	-	-	-	1,765	3,761	(47,663)	(123,880)	49,160	7,862	-	459,671
Leases (Others)	-	113,233	-	-	-	-	(1,141)	(42,646)	5,007	-	-	74,453
Other	9,571	-	1,683	-	28	-	(655)	(1,383)	652	2	-	9,898
TOTAL IN LOCAL CURRENCY	6,483,387	113,233	1,688,186	(12,442)	46,567	4,587	(476,313)	(1,433,962)	385,470	83,119	4,079	6,885,911

FOREIGN CURRENCY
BID	2,399,985	-	-	-	40,594	49,387	(83,602)	(171,892)	26,332	54,431	955	2,316,190
BIRD	356,420	-	2,540	(2,540)	12,575	1,657	(10,627)	(12,273)	8,548	1,561	19	357,880
Deutsche Bank	292,872	-	-	-	13,255	-	(18,562)	(303,866)	12,929	1,240	2,132	-
Eurobonds	1,358,412	-	-	-	54,565	-	(102,883)	-	94,095	8,943	824	1,413,956
JICA	2,036,128	-	117,861	(112)	104,027	3,675	(35,001)	(155,064)	32,194	3,013	187	2,106,908
BID 1983AB	225,592	-	-	(105)	8,943	-	(10,338)	(71,141)	9,111	870	932	163,864
TOTAL IN FOREIGN CURRENCY	6,669,409	-	120,401	(2,757)	233,959	54,719	(261,013)	(714,236)	183,209	70,058	5,049	6,358,798
Overall Total	13,152,796	113,233	1,808,587	(15,199)	280,526	59,306	(737,326)	(2,148,198)	568,679	153,177	9,128	13,244,709

	December 31, 2017	Funding	Borrowings costs	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees – Capitalized (*)	Borrowings costs - expenses	December 31, 2018

LOCAL CURRENCY
Debentures	3,576,842	750,000	(3,021)	62,676	-	(259,175)	(905,080)	226,810	34,409	3,400	3,486,861
Brazilian Federal Savings Bank	1,236,674	194,244	-	-	-	(102,772)	(85,515)	75,668	27,385	-	1,345,684
BNDES	1,042,036	131,000	-	3,438	4,001	(90,397)	(102,314)	28,909	55,725	207	1,072,605
Leases	561,616	-	-	-	6,366	(38,196)	(17,427)	40,290	16,017	-	568,666
Other	10,977	-	-	69	-	(772)	(1,470)	763	4	-	9,571
TOTAL IN LOCAL CURRENCY	6,428,145	1,075,244	(3,021)	66,183	10,367	(491,312)	(1,111,806)	372,440	133,540	3,607	6,483,387

FOREIGN CURRENCY
BID	1,743,257	484,690	(2,365)	237,433	53,208	(55,391)	(130,520)	26,910	41,878	885	2,399,985
BIRD	303,278	-	-	48,279	3,462	(7,607)	-	6,945	2,044	19	356,420
Deutsche Bank	496,726	-	-	62,918	-	(35,207)	(268,508)	28,862	4,454	3,627	292,872
Eurobonds	1,158,642	-	-	198,380	-	(97,952)	-	85,072	13,448	822	1,358,412
JICA	1,700,448	80,196	(191)	329,638	6,787	(33,519)	(82,608)	33,992	1,209	176	2,036,128
BID 1983AB	270,470	-	-	39,241	-	(11,060)	(85,306)	9,681	1,488	1,078	225,592
TOTAL IN FOREIGN CURRENCY	5,672,821	564,886	(2,556)	915,889	63,457	(240,736)	(566,942)	191,462	64,521	6,607	6,669,409
Overall Total	12,100,966	1,640,130	(5,577)	982,072	73,824	(732,048)	(1,678,748)	563,902	198,061	10,214	13,152,796

(*) amount related to accrued interest which as part of the contract assets.

	December 31, 2016	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees – Capitalized (*)	Borrowings costs - expenses	December 31, 2017

LOCAL CURRENCY
Debentures	3,641,912	500,000	(1,157)	-	51,768	-	(301,493)	(597,794)	176,780	103,215	3,611	3,576,842
Brazilian Federal Savings Bank	1,150,691	144,654	-	-	5,495	1,415	(95,854)	(65,836)	78,283	17,826	-	1,236,674
BNDES	946,984	171,153	-	-	5,405	2,512	(78,466)	(87,993)	33,938	48,294	209	1,042,036
Leases	552,516	-	-	24,693	-	-	-	(15,593)	-	-	-	561,616
Other	11,677	-	-	-	116	-	(876)	(750)	779	31	-	10,977
TOTAL IN LOCAL CURRENCY	6,303,780	815,807	(1,157)	24,693	62,784	3,927	(476,689)	(767,966)	289,780	169,366	3,820	6,428,145

FOREIGN CURRENCY
BID	1,811,664	96,889	(2,497)	-	(15,193)	40,228	(38,654)	(189,280)	22,547	16,803	750	1,743,257
BIRD	261,337	35,710	-	-	2,874	2,837	(4,049)	-	3,662	888	19	303,278
Deutsche Bank	485,090	-	(720)	-	7,335	-	(31,774)	-	21,286	11,925	3,584	496,726
Eurobonds	1,141,469	-	-	-	17,115	-	(85,338)	-	55,046	29,529	821	1,158,642
JICA	1,617,215	63,909	(287)	-	82,563	2,525	(28,652)	(65,702)	27,602	1,115	160	1,700,448
BID 1983AB	343,588	-	(82)	-	1,609	-	(10,931)	(75,610)	6,858	3,715	1,323	270,470
TOTAL IN FOREIGN CURRENCY	5,660,363	196,508	(3,586)	-	96,303	45,590	(199,398)	(330,592)	137,001	63,975	6,657	5,672,821
Overall Total	11,964,143	1,012,315	(4,743)	24,693	159,087	49,517	(676,087)	(1,098,558)	426,781	233,341	10,477	12,100,966

(*) amount related to accrued interest which as part of the contract assets.(*) amount related to accrued interest which as part of the contract asset.

(a)        Debentures

(i)	Funding

On May 27, 2019, the Company raised funds through the 23rd debenture issue, oin the amount of R$ 866,755, as follows:

	Value	Maturity	Remuneration
Series 1 Series 2	491,755 375,000	May/2024 May/2027	CDI + 0.63 p.a. CDI + 0.49 p.a.

On July 24, 2019, the Company raised funds through the 24th debenture issue, in the amount of R$ 400,000, as follows:

	Value	Maturity	Remuneration
Series 1 Series 2	100,000 300,000	July/2026 July /2029	IPCA+ 3.20 p.a. IPCA + 3.37 p.a.

(ii)	Covenants

Applicable to the 23rd issue and 24th issue:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Net debt/ EBITDA: lower than or equal to 3.50;

- Adjusted EBITDA/ paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the deed’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%). The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer.

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The agreement has a clause that, in case of early maturity of any Company debt, in an individual or aggregate amount equal to or higher than R$ 145 million, adjusted by the variation of the IPCA as from the issue date, is a default event that may cause the early maturity of the obligations arising from the Debentures.

(b) BNDES

(i)	Funding

The initial funding of agreement 14.2.0535.1 (BNDES 2014), totaling R$ 33,000, was carried out on June 18, 2019. The agreement, totaling R$ 61,143, signed on June 30, 2014, is for the implementation of Setor Gênesis (sub-conductor) and Fazendinha, in the Municipality of Santana de Parnaíba, in São Paulo. The contract will be amortized in 85 installments, began in July 2019 and is expected to end in July 2026.

(ii)               Covenants

Applicable to financing agreement no. 14.2.0535.1 (BNDES 2014)

The financing agreements entered into with the BNDES specifies two ranges in which the Company needs to maintain its Adjusted EBITDA / Adjusted Financial Expenses, Adjusted Net Debt / Adjusted EBITDA, and Other Onerous Debt / Adjusted EBITDA ratios.

This agreements also specifies a guarantee mechanism in which the Company needs to ensure that a portion of the monthly receivables amount is daily recorded in a fiduciary account linked to the BNDES. In this process, every day, after the BNDES notifies the depositary bank that the Company is not in default, this portion of the monthly receivables amount is transferred to a Company current account.

The renegotiated/amended covenants are:

A.	Maintenance of the following ratios, quarterly calculated and related to accrued amounts over the last 12 months, upon the disclosure of reviewed interim financial statements or audited annual financial statements entails the need to record R$225.9 million per month in a fiduciary account linked to the BNDES:

•   Adjusted EBITDA / Adjusted financial expenses equal to or higher than 3.50;

•   Adjusted net debt / Adjusted EBITDA equal to or lower than 3.00;

•   Other onerous debt (*) / Adjusted EBITDA equal to or lower than 1.00.

(*)“Other Onerous Debts” correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with the Electricity supplier.

B.	In case of failure to comply with one or more ratios specified in item A, in two or more quarters, consecutive or not, within twelve months, the Company will be failing to comply with the first range of ratios and the portion of the monthly receivables to be recorded in a fiduciary account linked to the BNDES will be automatically increased by 20%, if the ratios are maintained in the following range:

•   Adjusted EBITDA / Adjusted financial expenses lower than 3.50 and equal to or higher than 2.80;

•   Adjusted net debt / adjusted EBITDA equal to or lower than 3.80 and higher than 3.00;

•   Other onerous debt / Adjusted EBITDA equal to or lower than 1.30 and higher than 1.00.

C.	The failure to achieve one or more than one ratio stipulated in item B, and/or the Company does not comply with the automatic reinforcement of guarantee under the terms of item B, the Company will be failing to comply with the covenant terms and the BNDES may, at its sole discretion:

•	require the creation of additional guarantees, not below 30 days, within term to be defined by it through notice;
•	suspend the release of funds; and/or
•	declare the early maturity of the financing agreements.

As of December 31, 2019, the amount of R$255.3 million was guaranteed for the BNDES agreements.

(c)       Leases

The Company has work service agreements which includes specific assets under lease terms. During the construction period, works are capitalized to intangible assets in progress and the lease amount is recorded at the same proportion.

After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.

(d)       Financial commitments - Covenants

The table below shows the more restrictive covenants ratios as of December 31, 2019.

Restrictive Ratios
Adjusted EBITDA / Adjusted financial expenses	Equal to or higher than 2.80
Adjusted net debt / Adjusted EBITDA	Equal to or lower than 3.80
Adjusted total debt / Adjusted EBITDA	Lower than 3.65
Other onerous debt(1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted current ratio	Higher than 1.00
EBITDA / Paid financial expenses	Equal to or higher than 2.35
Net debt / Adjusted EBITDA	Equal to or lower than 3.50
(1) “Other Onerous Debts” correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with electricity supplier.

As of December 31, 2019 and 2018, the Company met the financial debt covenants as set forth by its borrowing and financing agreements.

(e)        Borrowings and financing – Credit Limits

Agent	December 31, 2019
(in millions of reais (*))
Brazilian Federal Savings Bank	1,729
Brazilian Development Bank – BNDES	1,203
Japan International Cooperation Agency – JICA	94
Inter-American Development Bank – BID	1,209
International Bank for Reconstruction and Development - IBRD	1,005
Other	41
TOTAL	5,281

(*) Brazilian Central Bank’s exchange sell rate as of December 30, 2019 (US$ 1.00 = R$ 4.0307; ¥ 1.00 = R$ 0.03715) .

Financing resources contracted have specific purposes, which have been released for the execution of their respective investments, according to the progress of the works.